Expense Example, No Redemption - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - FidelityCaliforniaMunicipalIncomeFund-AMCIZPRO - Fidelity California Municipal Income Fund	Apr. 29, 2024 USD ($)
Fidelity Advisor California Municipal Income Fund - Class A
Expense Example, No Redemption:
1 Year	$ 475
3 Years	633
5 Years	805
10 Years	1,305
Fidelity Advisor California Municipal Income Fund - Class C
Expense Example, No Redemption:
1 Year	152
3 Years	471
5 Years	813
10 Years	1,582
Fidelity Advisor California Municipal Income Fund - Class M
Expense Example, No Redemption:
1 Year	466
3 Years	606
5 Years	758
10 Years	1,201
Fidelity Advisor California Municipal Income Fund - Class I
Expense Example, No Redemption:
1 Year	54
3 Years	170
5 Years	296
10 Years	665
Fidelity Advisor California Municipal Income Fund - Class Z
Expense Example, No Redemption:
1 Year	41
3 Years	128
5 Years	224
10 Years	$ 505